Related party disclosures - Sponsor transfer consideration (Details) $ / shares in Units, $ in Thousands	Jun. 16, 2023 USD ($) $ / shares shares
Related party disclosures
Acquisition Costs | $	$ 800
BEP Special Situations VI LLC
Related party disclosures
Number of Founder Shares Transferred | shares	83,333
Number of shares agreed to issue | shares	2,000,000
Share issue price (in dollars per share) | $ / shares	$ 10.00
Sponsor
Related party disclosures
Payment for transfer of economics | $	$ 800